UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

 803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.9%
	CONSUMER DISCRETIONARY – 3.2%
3,200	Target Corp.	$162,592

	CONSUMER STAPLES – 12.8%
4,900	Altria Group, Inc.	139,160
3,900	Molson Coors Brewing Co. - Cl. B	167,271
2,200	PepsiCo, Inc.	144,474
2,500	Philip Morris International, Inc.	186,925
		637,830

	ENERGY – 8.6%
1,500	Chevron Corp.	154,620
1,800	ConocoPhillips	122,778
2,850	Total S.A. - ADR	150,964
		428,362

	FINANCIALS – 18.2%
2,200	Aflac, Inc.	106,106
950	BlackRock, Inc.	172,900
4,700	JPMorgan Chase & Co.	175,310
5,000	Marsh & McLennan Cos., Inc.	157,950
2,800	PNC Financial Services Group, Inc.	164,976
2,300	Travelers Cos., Inc.	134,090
		911,332

	HEALTH CARE – 12.1%
3,000	Johnson & Johnson	197,730
5,600	Merck & Co., Inc.	214,256
3,500	Novartis AG - ADR	190,260
		602,246

	INDUSTRIALS – 12.0%
8,800	General Electric Co.	164,648
3,200	Illinois Tool Works, Inc.	169,696
5,200	Pitney Bowes, Inc.	98,644
2,200	United Parcel Service, Inc. - Cl. B	166,430
		599,418

	INFORMATION TECHNOLOGY – 11.4%
8,500	Applied Materials, Inc.	104,380
7,000	Intel Corp.	184,940
4,000	Microchip Technology, Inc.	147,640

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
9,400	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	$132,352
		569,312

	MATERIALS – 5.5%
4,200	Dow Chemical Co.	140,742
3,000	Nucor Corp.	133,470
		274,212

	TELECOMMUNICATION SERVICES – 8.1%
7,200	AT&T, Inc.	211,752
5,200	CenturyLink, Inc.	192,556
		404,308

	UTILITIES – 4.0%
7,200	PPL Corp.	200,088

	TOTAL COMMON STOCKS
	(Cost $4,359,197)	4,789,700

	SHORT-TERM INVESTMENTS – 3.6%
181,520	Fidelity Institutional Money Market Fund, 0.12%†	181,520

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $181,520)	181,520

	TOTAL INVESTMENTS – 99.5%
	(Cost $4,540,717)	4,971,220
	Other Assets in Excess of Liabilities – 0.5%	22,863
	TOTAL NET ASSETS – 100.0%	$4,994,083

ADR – American Depositary Receipt
† The rate quoted is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

RNC Genter Dividend Income Fund
SUMMARY OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	18.2%
Consumer Staples	12.8%
Health Care	12.1%
Industrials	12.0%
Information Technology	11.4%
Energy	8.6%
Telecommunication Services	8.1%
Materials	5.5%
Utilities	4.0%
Consumer Discretionary	3.2%
Total Common Stocks	95.9%
Short-Term Investments	3.6%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

RNC Genter Dividend Income Fund
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2012
(Unaudited)

Note 1 – Organization
RNC Genter Dividend Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 – Federal Income Taxes
At January 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$4,540,717

Gross unrealized appreciation	$487,226
Gross unrealized depreciation	(56,723)
Net unrealized appreciation	$430,503

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

RNC Genter Dividend Income Fund
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2012
(Unaudited) - Continued

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3* (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$4,789,700	$-	$-	$4,789,700
Short-Term Investments	181,520	-	-	181,520
Total Investments, at value	$4,971,220	$-	$-	$4,971,220

*	The Fund did not hold any Level 2 or 3 securities as of January 31, 2012.

1
All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.  There were no transfers between Levels as of the beginning and ending of period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	March 23, 2012

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	March 23, 2012

* Print the name and title of each signing officer under his or her signature.